Net gain or loss on financial assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2020
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Details of Gains (Losses) on financial assets at fair value through other comprehensive income

Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Gain on redemption of securities	53	15	(57)
Gain on transaction of securities	1,994	11,000	24,195

Total	2,047	11,015	24,138